EQUITY METHOD INVESTMENTS - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 104,108	$ 52,215	$ 44,385
CoolCo
Schedule of Equity Method Investments [Line Items]
Equity method investments	55,439	0
Avenir
Schedule of Equity Method Investments [Line Items]
Equity method investments	41,790	47,913
ECGS
Schedule of Equity Method Investments [Line Items]
Equity method investments	4,503	4,302
Aqualung
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 2,376	$ 0